Debt Securities In Issue - Summary of Debt Securities in Issue (Detail) £ in Millions	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Debt securities in issue [line items]
Debt securities	£ 29,140			£ 35,566
Notional amount	180,519			197,215
Medium-term notes
Debt securities in issue [line items]
Debt securities	6,908			8,212
Euro 35bn Global Covered Bond Programme
Debt securities in issue [line items]
Debt securities	14,677			19,285
Notional amount | €		€ 35,000,000,000			€ 35,000,000,000
US$20bn Commercial Paper Programmes
Debt securities in issue [line items]
Debt securities	3,052			2,824
Notional amount | $			$ 20,000,000,000			$ 20,000,000,000
Certificates of deposit
Debt securities in issue [line items]
Debt securities	2,466			2,858
Credit linked notes
Debt securities in issue [line items]
Debt securities	58			57
Securitisation programmes
Debt securities in issue [line items]
Debt securities	£ 1,979			£ 2,330